Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Minimum Future Rental Payments	As of December 31, 2013, minimum future rental payments under such non-cancelable operating leases are as follows:
Year Ending December 31,	U.S. Dollars
2014	1,533
2015	873
2016	416
Thereafter	-

2,822

Allowance for Doubtful Accounts
The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period
	U.S. Dollars
2011	3,854	357	(359)	(1,625)	2,227
2012	2,227	307	(140)	(1,071)	1,323
2013	1,323	272	(218)	(16)	1,361